Related Party Disclosures - Summary of Remuneration Granted To The Management Board (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)
Supervisory Board remuneration [line items]
Total	€ 493	€ 506	€ 263
Remuneration Granted To The Management Board For 2023 [member]
Supervisory Board remuneration [line items]
Basic remuneration	1,475
Short-term variable remuneration	€ 1,180
Number of share options granted in share-based payment arrangement | shares	75,000
Severance Compensation	€ 750
Recognized as expense	1,515
Total	€ 4,920
Remuneration Granted To The Management Board For 2022 [member]
Supervisory Board remuneration [line items]
Basic remuneration		1,380
Short-term variable remuneration		€ 488
Number of share options granted in share-based payment arrangement | shares		108,000
Severance Compensation		€ 0
Recognized as expense		1,818
Total		€ 3,686